Segment Information (Operating Results) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Pre-tax adjusted earnings	$ (615)	$ (4,705)	$ 1,462
Provision for income tax expense (benefit)	(237)	(1,766)	343
Net investment gains (losses)	(28)	(78)	7
Net derivative gains (losses)	(1,620)	(5,851)	(326)
Other adjustments to net income	651	736	422
Net income (loss)	(378)	(2,939)	1,119
Annuities
Segment Reporting Information [Line Items]
Interest revenue	1,277	1,451	1,281
Interest expense	0	0	0
Life
Segment Reporting Information [Line Items]
Interest revenue	342	371	371
Interest expense	0	0	0
Run-off
Segment Reporting Information [Line Items]
Interest revenue	1,399	1,441	1,551
Interest expense	23	61	60
Corporate & Other
Segment Reporting Information [Line Items]
Interest revenue	192	239	125
Interest expense	132	111	101
Operating Segments
Segment Reporting Information [Line Items]
Pre-tax adjusted earnings	1,597	867	2,113
Provision for income tax expense (benefit)	677	181	572
Adjusted earnings	920	686	1,541
Operating Segments | Annuities
Segment Reporting Information [Line Items]
Pre-tax adjusted earnings	1,386	1,636	1,452
Provision for income tax expense (benefit)	369	484	363
Adjusted earnings	1,017	1,152	1,089
Operating Segments | Life
Segment Reporting Information [Line Items]
Pre-tax adjusted earnings	7	26	21
Provision for income tax expense (benefit)	(9)	0	1
Adjusted earnings	16	26	20
Operating Segments | Run-off
Segment Reporting Information [Line Items]
Pre-tax adjusted earnings	147	(834)	717
Provision for income tax expense (benefit)	43	(295)	249
Adjusted earnings	104	(539)	468
Operating Segments | Corporate & Other
Segment Reporting Information [Line Items]
Pre-tax adjusted earnings	57	39	(77)
Provision for income tax expense (benefit)	274	(8)	(41)
Adjusted earnings	(217)	47	(36)
Segment Reconciling Items
Segment Reporting Information [Line Items]
Provision for income tax expense (benefit)	914	1,947	229
Net investment gains (losses)	(28)	(78)	7
Net derivative gains (losses)	(1,620)	(5,851)	(326)
Other adjustments to net income	$ (564)	$ 357	$ (332)